Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	$ 545	$ 262
Change in fair value included in earnings	(54)	(5)
Change in fair value included in other comprehensive income	2	(1)
Purchases	278	96
Sales	(172)	(117)
Transfers into Level 3	74	19
Transfers out of Level 3	(128)	(17)
Assets at end of period	545	237
Change in unrealized gains (losses) recorded in income for instruments still held	(37)	(1)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	538	255
Change in fair value included in earnings	(54)	(5)
Change in fair value included in other comprehensive income	2	(1)
Purchases	273	96
Sales	(165)	(116)
Transfers into Level 3	74	19
Transfers out of Level 3	(128)	(17)
Assets at end of period	540	231
Change in unrealized gains (losses) recorded in income for instruments still held	(37)	(1)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	7	7
Purchases	5
Sales	(7)	(1)
Assets at end of period	5	6
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,984	1,825
Change in fair value included in earnings	4	14
Change in fair value included in other comprehensive income	8	(4)
Purchases	78	123
Sales	(164)	(172)
Transfers into Level 3	1
Assets at end of period	1,911	1,786
Change in unrealized gains (losses) recorded in income for instruments still held	14	16
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,984	1,825
Change in fair value included in earnings	4	14
Change in fair value included in other comprehensive income	8	(4)
Purchases	78	123
Sales	(164)	(172)
Transfers into Level 3	1
Assets at end of period	1,911	1,786
Change in unrealized gains (losses) recorded in income for instruments still held	14	16
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	82	63
Purchases		2
Assets at end of period	82	65
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	81	62
Purchases		2
Assets at end of period	81	64
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1
Assets at end of period	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,736	1,450
Change in fair value included in earnings		7
Change in fair value included in other comprehensive income	9	(4)
Purchases	80	1,117
Maturities/Settlement	(264)	(141)
Assets at end of period	1,561	2,429
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	2
Transfers out of Level 3		(1)
Liabilities at end of period	1	1
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		1
Transfers out of Level 3		(1)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	1
Liabilities at end of period	$ 1	1
Fair Value Liabilities [Member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Sales		7
Liabilities at end of period		7
Fair Value Liabilities [Member] | Securities sold but not yet purchased [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Sales		7
Liabilities at end of period		$ 7